Stock-Based Compensation - Cash Settled Units Activity (Details) - Cash Settled Units - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Cash Settled Units Activity
Granted (in shares)	529,875	751,569
Vested (in shares)	177,955	237,600
Cancelled (in shares)	125,144	325,459